Significant Accounting Policies - Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies
Lease expire	Dec. 31, 2026
Weighted average term	3 years 3 months 18 days	2 years 8 months 12 days
Discount rate	4.75%	4.75%
Operating Lease, Cost	¥ 275,100	¥ 177,400	¥ 107,200
Operating Leases [Abstract]
2023	245,028
2024	233,819
2025	195,215
2026	116,212
Total future lease payments	790,274
Impact of discounting remaining lease payments	(64,937)
Total lease liabilities	¥ 725,337
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Liabilities